Tax expense (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of Tax Expense Profit and Loss

	Consolidated Group
	2022 A$	2021 A$	2020 A$
Loss before income tax	(5,090,327)	(995,766)	(2,321,827)
Domestic tax rate	25%	26%	27.5%
Expected tax expense/(benefit)	(1,272,582)	(258,899)	(638,502)
Adjustment for tax-exempt income:
-Decline in value of depreciating assets	(221,095)	(12,401)	(141,285)
-R&D tax incentive	(189,402)	(136,773)	(161,467)
-Other deductible expenses	(230,118)	(142,272)	(136,009)
Adjustment for non-deductible expenses:
-R&D expenses	200,909	-	314,422
-Other non-deductible expenses	937,491	176,897	252,031
Income tax expense/(benefit)	-	-	-
Movement in unrecognized deferred tax	774,797	373,448	510,810